Debt - Schedule of Short-Term Loans (Details) (10-K) (Parenthetical)		Aug. 08, 2019 USD ($)	Aug. 07, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jan. 30, 2019 USD ($)	Dec. 12, 2018 USD ($)	Nov. 23, 2018 USD ($)	Aug. 15, 2018 USD ($)	Jul. 05, 2018 USD ($)	Jun. 27, 2018 USD ($)	Apr. 25, 2018 USD ($)	Jan. 04, 2018 USD ($)	Nov. 23, 2017 USD ($)	Mar. 31, 2020 USD ($)		Sep. 30, 2019 USD ($)		Aug. 08, 2019 CNY (¥)	Aug. 07, 2019 CNY (¥)	Jul. 01, 2019 CNY (¥)	Jan. 30, 2019 CNY (¥)	Dec. 12, 2018 CNY (¥)	Nov. 23, 2018 CNY (¥)	Sep. 30, 2018 USD ($)		Sep. 30, 2018 CNY (¥)	Aug. 15, 2018 CNY (¥)	Jul. 05, 2018 CNY (¥)	Jun. 27, 2018 CNY (¥)	Apr. 25, 2018 CNY (¥)	Jan. 04, 2018 CNY (¥)	Nov. 23, 2017 CNY (¥)
Short-term bank loans														$ 1,463,439		$ 2,052,309								$ 2,639,872
Xi'an Bank [Member]
Short-term bank loans															[1]	560,358	[1]							582,403	[2]
Chongqing Bank [Member]
Short-term bank loans	[3]																							728,003
Beijing Bank [Member]
Short-term bank loans														550,103	[4]	686,438	[4]							436,802	[5]
Shanghai Pudong Development Bank Co., Ltd. [Member]
Short-term bank loans	[6]																							43,326
Industrial Bank Co., Ltd. [Member]
Short-term bank loans	[7]																							582,403
Xi'an De Yu Rong Commercial Factoring Co., Ltd. [Member]
Short-term bank loans	[8]																							266,935
WeBank Co., Ltd. [Member]
Short-term bank loans	[9]															105,067
Ningxia Bank [Member]
Short-term bank loans															[10]	$ 420,268	[10]								[11]
Loan Agreement [Member] | Xi'an Bank [Member]
Short-term bank loans							$ 600,000						$ 600,000
Debt maturity date							Oct. 22, 2019						Oct. 22, 2018
Debt maturity date, description							As working capital for one year, with maturity date on October 22, 2019.						As working capital for one year, with maturity date on October 22, 2018.
Interest rate							5.655%						5.655%										5.655%									5.655%
Loan Agreement [Member] | Chongqing Bank [Member]
Short-term bank loans												$ 700,000
Debt maturity date												Jan. 04, 2019
Debt maturity date, description												As working capital for one year, with maturity date on January 4, 2019.
Interest rate												5.655%																			5.655%
Loan Agreement [Member] | Beijing Bank [Member]
Short-term bank loans		$ 128,351	$ 600,000							$ 400,000
Debt maturity date		Aug. 04, 2020	Aug. 26, 2020							Jun. 27, 2019
Debt maturity date, description		As working capital for one year, with maturity date on August 4, 2020.	For one year, with maturity date on August 26, 2020.							As working capital for one year, with maturity date on June 27, 2019.
Interest rate		4.51%	5.22%							5.655%								4.51%	5.22%										5.655%
Loan Agreement [Member] | Shanghai Pudong Development Bank Co., Ltd. [Member]
Short-term bank loans											$ 72,800
Debt maturity date											Apr. 26, 2019
Debt maturity date, description											As working capital for one year, with maturity date on April 26, 2019
Interest rate											9.7875%																			9.7875%
Loans payable																								$ 43,326
Loan Agreement [Member] | Industrial Bank Co., Ltd. [Member]
Short-term bank loans									$ 600,000
Debt maturity date									Jul. 04, 2019
Debt maturity date, description									As working capital for one year, with maturity date on July 4, 2019.
Interest rate									5.655%																			5.655%
Loan Agreement [Member] | Xi'an De Yu Rong Commercial Factoring Co., Ltd. [Member]
Short-term bank loans								$ 300,000
Debt maturity date								Aug. 07, 2019
Debt maturity date, description								As working capital for one year, with maturity date on August 7, 2019.
Interest payable								$ 45,459
Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Short-term bank loans						$ 100,000
Debt maturity date						Dec. 12, 2019
Debt maturity date, description						As working capital for one year, with maturity date on December 12, 2019.
Interest rate						0.05%																0.05%
Loan Agreement [Member] | Ningxia Bank [Member]
Short-term bank loans				$ 300,000	$ 400,000
Debt maturity date				Dec. 27, 2019	Jan. 29, 2020
Debt maturity date, description				As working capital for six months, with maturity date on December 27, 2019.	As working capital for one year, with maturity date on January 29, 2020.
Interest rate				17.00%	7.40%															17.00%	7.40%
RMB [Member] | Loan Agreement [Member] | Xi'an Bank [Member]
Short-term bank loans | ¥																							¥ 4,000,000									¥ 4,000,000
RMB [Member] | Loan Agreement [Member] | Chongqing Bank [Member]
Short-term bank loans | ¥																															¥ 5,000,000
RMB [Member] | Loan Agreement [Member] | Beijing Bank [Member]
Short-term bank loans | ¥																		¥ 900,000	¥ 4,000,000										¥ 3,000,000
RMB [Member] | Loan Agreement [Member] | Shanghai Pudong Development Bank Co., Ltd. [Member]
Short-term bank loans | ¥																														¥ 500,000
Loans payable | ¥																										¥ 297,573
RMB [Member] | Loan Agreement [Member] | Industrial Bank Co., Ltd. [Member]
Short-term bank loans | ¥																												¥ 4,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an De Yu Rong Commercial Factoring Co., Ltd. [Member]
Short-term bank loans | ¥																											¥ 1,800,000
Interest payable								$ 312,610
RMB [Member] | Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Short-term bank loans | ¥																						¥ 750,000
RMB [Member] | Loan Agreement [Member] | Ningxia Bank [Member]
Short-term bank loans | ¥																				¥ 2,000,000	¥ 3,000,000

[1]	On November 23, 2018, the Company's VIE, Xi'an App-Chem entered into a loan agreement with Xi'an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Xi'an Bank as collateral to safeguard these loans. The loan was repaid in full upon maturity.
[2]	On November 23, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Tumen Branch of Xi'an Bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2018. The loan bears an interest rate of 5.655% per annum. The loan was repaid in full upon maturity.On November 23, 2018, Xi'an App-Chem entered into another agreement with Xi'an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. The loan was repaid in full upon maturity.For the loans borrowed from Xi'an bank in 2017 and 2018, a third-party guarantee company provided guarantee to these loans. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Xi'an Bank as collateral to safeguard these loans.
[3]	On January 4, 2018, the Company's VIE, Xi'an App-Chem entered into a loan agreement with Chongqing bank to borrow RMB5.0 million (equivalent to $0.7 million) as working capital for one year, with maturity date on January 4, 2019. The loan bears an interest rate of 5.655% per annum.. This loan was guaranteed by a third-party guarantee company. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral to safeguard this loan. Mr. Hu and and his wife Ms. Jing Liu jointly pledged their personal residence property as collateral to provide further guarantee to this loan. The Company also pledged certain free patent owned by the Company as additional guarantee to this loan. The loan was fully repaid upon maturity.
[4]	On August 7, 2019, the Company's VIE, Xi'an App-Chem, entered into another loan agreement with Beijing Bank to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.On August 8, 2019, the Company's VIE, Xi'an Shanfang entered into another loan agreement with Beijing Bank to borrow RMB900,000 (equivalent to US$128,351) as working capital for one year, with maturity date on August 4, 2020 and interest rate of 4.51% per annum. The Company's controlling shareholder, Mr. Yongwei Hu used his personal bank savings to provide credit guarantee to safeguard this loan. The loan was subsequently fully repaid upon maturity.
[5]	On June 27, 2018, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on June 27, 2019 and interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, pledged his personal residence property as collateral to safeguard this loan. The loan was fully repaid upon maturity.On August 7, 2019, the Company's VIE, Xi'an App-Chem, entered into another loan agreement with Beijing Bank to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.On August 8, 2019, the Company's VIE, Xi'an App-Chem entered into another loan agreement with Beijing Bank to borrow RMB900,000 (equivalent to US$126,080) as working capital for one year, with maturity date on August 4, 2020 and interest rate of 4.51% per annum. The Company'scontrolling shareholder, Mr. Yongwei Hu used his personal bank savings to provide credit guarantee to safeguard this loan. The loan was fully repaid upon maturity.
[6]	On April 25 2018, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Shanghai Pudong Development Bank Co. Ltd to borrow RMB500,000 (equivalent to US$72,800) as working capital for one year, with maturity date on April 26, 2019 and an interest rate of 9.7875% per annum. As of September 30, 2018, the balance of this loan was RMB 297,573 (or $43,326) due to partially repayment. The loan was fully repaid upon maturity.
[7]	On July 5, 2018, the Company's VIE, Xi'an App-Chem entered into a loan agreement with Fenglin Green River Branch of Industrial Bank Co., Ltd. to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on July 4, 2019. The loan bears an interest rate of 5.655% per annum. The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity
[8]	On August 15 2018, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Deyu Rong Commercial Factoring Co. Ltd. to borrow RMB1.8 million (equivalent to US$0.3 million) as working capital for one year, with maturity date on August 7, 2019 and a fixed annual interest of RMB312,610 (equivalent to US$45,459). The loan was fully repaid upon maturity.
[9]	On December 12, 2018, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB750,000 (equivalent to US$0.1 million) as working capital for one year, with maturity date on December 12, 2019 and a daily interest rate of 0.05%. The loan was fully repaid upon maturity.
[10]	On January 30, 2019, the Company's VIE , Xi'an App-Chem ,entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity
[11]	On January 30, 2019, the Company's VIE , Xi'an App-Chem , entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity